Summary of Significant Accounting Policies	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Summary of Significant Accounting Policies

2.	Summary of Significant Accounting Policies

Unaudited Interim Financial Information

The interim condensed balance sheet as of June 30, 2015, and the statements of operations and comprehensive loss for the three and six months ended June 30, 2015 and 2014, and cash flows for the six months ended June 30, 2015 and 2014 are unaudited. The unaudited interim financial statements have been prepared on the same basis as the annual financial statements and reflect, in the opinion of management, all adjustments of a normal and recurring nature that are necessary for the fair presentation of the Company’s financial position as of June 30, 2015 and its results of operations and cash flows for the three and six months ended June 30, 2015 and 2014. The financial data and the other information disclosed in these notes to the financial statements related to the three- and six-month periods are also unaudited. The results of operations for the six months ended June 30, 2015 are not necessarily indicative of the results to be expected for the year ending December 31, 2015 or for any other future annual or interim period. The balance sheet as of December 31, 2014 included herein was derived from the audited financial statements as of that date. These financial statements should be read in conjunction with the Company’s audited financial statements.

Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. On an ongoing basis, management evaluates its estimates, including those related to revenue recognition, convertible preferred stock and related warrants, common stock and stock-based compensation. The Company bases its estimates on various assumptions that the Company believes to be reasonable under the circumstances. Actual results could differ from those estimates.

Cash and Cash Equivalents

The Company invests its excess cash in bank deposits, consisting primarily of money market mutual funds. The Company considers all highly liquid investments with original maturities of three months or less when purchased to be cash equivalents.

Restricted Cash

At June 30, 2015 and December 31, 2014, the Company had restricted cash of $107,000 and $50,000, respectively. The restricted cash serves as collateral for the Company’s corporate credit card and deposit for its facility lease.

Fair Value Measurements

Assets and liabilities recorded at fair value on a recurring basis in the balance sheets are categorized based upon the level of judgment associated with the inputs used to measure their fair values. Fair value is defined as the exchange price that would be received for an asset or an exit price that would be paid to transfer a liability in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. The authoritative guidance on fair value measurements establishes a three tier fair value hierarchy for disclosure of fair value measurements as follows:

•	Level 1: Unadjusted quoted prices in active markets that are accessible at the measurement date for identical assets or liabilities.

•	Level 2: Observable inputs other than quoted prices included within Level 1, such as quoted prices for similar assets or liabilities in active markets, or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

•	Level 3: Unobservable inputs that are supported by little or no market data. Inputs reflect management’s best estimate of what market participants would use in pricing the asset or liability at the measurement date.

As of June 30, 2015 and December 31, 2014, the Company’s highly liquid money market funds included within cash equivalents are financial assets that are valued using Level 1 inputs. Liabilities that are measured at fair value consist of the warrant for convertible preferred stock that utilizes Level 3 inputs.

The fair value of the liability related to the warrant for convertible preferred stock is measured using the Black-Scholes option-pricing model. Inputs used to determine the estimated fair value of the warrant liability include the estimated fair value of the underlying convertible preferred stock at the valuation measurement date, the remaining contractual term of the warrant, risk-free interest rates, and expected dividends on and expected volatility of the price of the underlying preferred stock.

The following table sets forth the Company’s assets and liabilities that were measured at fair value and the level of the inputs used to value those assets and liabilities within the fair value hierarchy (in thousands):

	Level 1	Level 2	Level 3	Total
As of June 30, 2015:
Money market funds	$2,244	$—	$—	$2,244
Warrant for convertible preferred stock liability	—	—	(270)	(270)

Total	$2,244	$—	$(270)	$1,974

	Level 1	Level 2	Level 3	Total
As of December 31, 2014:
Money market funds	$1,544	$—	$—	$1,546
Warrant for convertible preferred stock liability	—	—	(391)	(391)

Total	$1,544	$—	$(391)	$1,155

The following table present the activity for liabilities measured at estimated fair value using unobservable inputs for the six months ended June 30, 2015 (in thousands):

Warrant for Convertible Stock
Beginning balance of warrant liability at December 31, 2014	$391
Fair value of warrants issued during the period	474
Change in estimated fair value	(595)

Ending balance of warrant liability at June 30, 2015	$270

Comprehensive Loss

Comprehensive loss is composed of net loss and other comprehensive income or loss. To date, the Company has not had any significant transactions that are required to be reported in comprehensive loss other than the net loss from operations.

Revenue Recognition

The Company enters into collaboration arrangements that may include the receipt of payments for up-front license fees, success-based milestone payments; full time equivalent based payments for research services, and royalties on any future sales of commercialized products that result from the collaborations.

Revenue related to collaborations is recognized when the four basic criteria for revenue recognition are met: (1) persuasive evidence of an arrangement exists; (2) transfer of technology has been completed or services have been rendered; (3) the fee is fixed or determinable; and (4) collectability is reasonably assured.

Revenue recognition for multiple element revenue arrangements will have deliverables associated with the arrangement divided into separate units of accounting provided that (i) a delivered item has value to the customer on a standalone basis and (ii) if the arrangement includes a general right of return relative to the delivered item, delivery or performance of the undelivered item is considered probable and substantially in the control of the vendor. As a biotechnology company with unique and specialized technological undelivered performance obligations associated with its collaborations, the Company’s multiple element arrangements most often involve deliverables and consideration that do not meet the criteria for having stand-alone value.

Deliverables and performance obligations are accounted for under a single unit of accounting when they do not have stand-alone value and the related consideration is recognized as revenue over the estimated period of when the performance obligations are to be performed. The revenue is recognized on a proportional performance basis when the levels of the performance obligations under an arrangement can be reasonably estimated and on a straight-line basis when they cannot.

The Company’s collaboration agreements entitle it to additional payments upon the achievement of performance-based milestones related to product development, regulatory actions and commercial events in certain geographic areas. Milestones that are not deemed probable or that are tied to counter-party performance are not included in the Company’s revenue until the performance conditions are met. If a collaborative agreement milestone is deemed to be substantive, as defined in the accounting rules, the Company is permitted to recognize revenue related to the milestone payment in its entirety.

In the event milestones are deemed non-substantive, the Company recognizes, and defers if applicable, payments for the achievement of such non-substantive milestones over the estimated period of performance applicable to each collaborative agreement using the proportional performance method or on a straight-line basis, as appropriate.

Collaborative agreement amounts received prior to satisfying revenue recognition criteria are recorded as deferred revenue in the accompanying balance sheets. Deferred revenue is recorded on the Company’s balance sheet as short-term or long-term based on its best estimate as to when such revenue will be recognized. Short-term deferred revenue consists of amounts that the Company expects to recognize as revenue in the next 12 months. Amounts that the Company expects will not be recognized prior to the next 12 months are classified as long-term deferred revenue.

The Company’s performance obligations under its collaboration arrangements also consist of participation on steering committees and the performance of other research and development and business development services. The timing for satisfying these performance obligations can be difficult to estimate and can be subject to change over the course of these agreements. A change in the estimated timing for satisfying the Company’s performance obligations could change the timing and amount of revenue that the Company recognizes and records in future periods.

Research and Development Expenses

Research and development costs are expensed as incurred. Research and development costs consist of payroll and other personnel-related expenses, laboratory supplies and reagents, contract research and development services, and consulting costs, as well as allocations of facilities and other overhead costs. Under the Company’s collaboration agreements, certain specific expenditures are reimbursed by third parties. During the three months ended June 30, 2015 and 2014 and the six months ended June 30, 2015 and 2014, the Company recorded a reduction to research and development expenses of $87,000, $82,000, $469,000 and $195,000 respectively.

Net Loss per Share

Basic net loss per share is calculated by dividing the net loss by the weighted average number of shares of common stock outstanding during the period, without consideration for common stock equivalents. Diluted net loss per share is the same as basic net loss per share, since the effects of potentially dilutive securities are antidilutive given the net loss of the Company.

1. Summary of Significant Accounting Policies

Nature of Operations and Basis of Presentation

Catalyst Biosciences, Inc. (the Company or Catalyst), was incorporated in the state of Delaware on August 5, 2002. The Company is a clinical-stage biotechnology company focused on engineering proteases as therapeutics for hemophilia, hemeostasis, compliment-mediated diseases, and other unmet medical needs. Its facilities are located in South San Francisco, California. The Company’s current customers, engaged principally through collaborations are other pharmaceutical and biotechnology companies, who are also engaged in developing and commercializing therapies for patients in the areas of hemophilia and compliment-mediated diseases.

Liquidity

The Company has incurred cumulative net losses of $116.3 million through December 31, 2014 and negative cash flows from operating activities and expects to continue to incur losses for the next several years. Management plans to continue to finance the Company’s operations with a combination of revenues from technology licenses, corporate alliances with pharmaceutical companies, equity issuances, and debt arrangements. The Company’s operating plans and scope of development programs are directly related to the availability of adequate funds. If adequate funds are not available in the future, the Company may be required to delay, reduce the scope of, or eliminate one or more of its development programs and/or need to reevaluate its operating plans.

These factors raise substantial doubt about the Company’s ability to continue as a going concern. The accompanying financial statements have been prepared assuming the Company will continue to operate as a going concern, which contemplates the realization of assets and the settlement of liabilities in the normal course of business. The financial statements do not include any adjustments to reflect the possible future effects on the recoverability and classification of assets or the amounts and classification of liabilities that may result from the outcome of this uncertainty related to the Company’s ability to continue as a going concern.

Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Such management estimates include the warrant for convertible preferred stock. The Company bases its estimates on various assumptions that the Company believes to be reasonable under the circumstances. Actual results could differ from those estimates.

Operating Expenses

Research and development costs are expensed as incurred. Research and development costs consist of payroll and personnel expenses, laboratory supplies and reagents, contract research and development services, and consulting costs, as well as allocations of facilities and other overhead costs. Under the Company’s collaboration agreements, certain specific expenditures are reimbursed by third parties. During the years ended December 31, 2014 and 2013, $381,465 and $175,713, respectively were reimbursed to the Company. Payments received as direct reimbursement of specific expenditures are recorded as a reduction to those expenses.

Cash and Cash Equivalents

The Company invests its excess cash in bank deposits, consisting primarily of money market mutual funds. The Company considers all highly liquid investments with original maturities of three months or less when purchased to be cash equivalents.

Restricted Cash

At December 31, 2014 and 2013, the Company had restricted cash of $50,000 required as collateral for the Company’s corporate credit card.

Fair Value Measurements

The Company follows Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 820 (ASC 820), Fair Value Measurements. ASC 820 establishes a fair value hierarchy that categorizes observable and unobservable inputs used to measure fair value into three levels, which are described below:

•	Level 1: Unadjusted quoted prices in active markets that are accessible at the measurement date for identical assets or liabilities.

•

Level 2: Observable inputs other than quoted prices included within Level 1, such as quoted prices for similar assets or liabilities in active markets, or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

•

Level 3: Unobservable inputs that are supported by little or no market data. Inputs reflect management’s best estimate of what market participants would use in pricing the asset or liability at the measurement date.

As of December 31, 2014 and 2013, the Company’s highly liquid money market funds included within cash equivalents are financial assets that are valued using Level 1 inputs and the Company does not have any financial instruments utilizing level 2 or level 3 inputs. Liabilities that are measured at fair value consist of the warrant for convertible preferred stock that utilizes Level 3 inputs.

The fair value of the warrant for convertible preferred stock is measured using the Black-Scholes option-pricing model. Inputs used to determine the estimated fair value of the warrant include the estimated fair value of the underlying preferred stock at the valuation measurement date, the remaining contractual term of the warrant, risk-free interest rates, and expected dividends on and expected volatility of the price of the underlying preferred stock. The Company did not have any significant changes in its valuation techniques related to the valuation of this liability during 2014.

The following table sets forth the Company’s assets that were measured at fair value and the level of the inputs used to value those assets and liabilities within the fair value hierarchy:

	Level 1	Level 2	Level 3	Total
As of December 31, 2014:
Money market funds	$1,546,038	$—	$—	$1,546,038
Warrant for convertible preferred stock	—	—	(391,361)	(391,361)

Total	$1,546,038	$—	$(391,361)	$1,154,677

	Level 1	Level 2	Level 3	Total
As of December 31, 2013:
Money market funds	$2,710,191	$—	$—	$2,710,191

The following tables present the activity for liabilities measured at estimated fair value using unobservable inputs for the year ended December 31, 2014:

Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
Warrant for Convertible Stock
Beginning balance at December 31, 2013	$—
Issuance of warrants	745,885
Changes in estimated fair value	(354,524)

Ending balance at December 31, 2014	$391,361

Comprehensive Loss

Comprehensive loss is composed of net loss and other comprehensive income or loss. To date, the Company has not had any significant transactions that are required to be reported in comprehensive loss other than the net loss from operations.

Concentration of Credit Risk

Financial instruments that potentially subject the Company to concentrations of credit risk consist principally of cash and cash equivalents and accounts receivable. The Company’s investment policy restricts cash investments to high credit quality, investment grade investments.

The Company believes that it has established guidelines for investment of its excess cash that maintain safety and liquidity through its policies on diversification and investment maturity. The Company is exposed to credit risk in the event of default by the institutions holding the cash and cash equivalents to the extent of the amounts recorded on the balance sheets. The Company’s accounts receivable at December 31, 2014 was $95,063, of which $79,857 was due from Pfizer Inc., and $15,206 was due from ISU Abxis. The Company has incurred no credit losses to date. The Company does not require collateral from its collaboration partners.

Property and Equipment

Property and equipment are stated at cost, less accumulated depreciation. Depreciation is provided using the straight-line method over the estimated useful lives of the respective assets, which are three years for computer equipment and software, and three to seven years for laboratory and office equipment, furniture and leasehold improvements.

Intangible Assets

Intangible assets represent patent rights purchased in 2009 in the amount of $70,567 that were being amortized over their estimated useful life of 20 years, or life of the patent whichever is shorter, using the straight-line method. Annual amortization was $883 and $3,528 for 2014 and 2013, respectively. The Company abandoned this patent in 2014. No further amortization is necessary. The total amortized through 2014 was $17,348 and the remaining $53,219 was written off to amortization expense during 2014 in the accompanying statements of operations.

Revenue Recognition

The Company enters into collaboration arrangements that may include the receipt of payments for up-front license fees, success-based milestone payments; full time equivalent (FTE) based payments for research services, and royalties on any future sales of commercialized products that result from the collaborations.

The Company has entered into collaboration agreements with Wyeth (now Pfizer), MedImmune, Centocor and ISU Abxis. For the annual periods ending December 31, 2014 and 2013, only collaborations with Pfizer and ISU Abxis were active. Revenue related to these collaborations is recognized when the four basic criteria for revenue recognition are met: (1) persuasive evidence of an arrangement exists; (2) transfer of technology has been completed or services have been rendered; (3) the fee is fixed or determinable; and (4) collectability is reasonably assured.

Revenue recognition for multiple revenue arrangements will have deliverables associated with the arrangement divided into separate units of accounting provided that (i) a delivered item has value to the customer on a standalone basis and (ii) if the arrangement includes a general right of return relative to the delivered item, delivery or performance of the undelivered item is considered probable and substantially in the control of the vendor. As a biotechnology company with unique and specialized technological undelivered performance obligations associated with its collaborations, the Company’s multiple element arrangements most often involve deliverables and consideration that do not meet the criteria for having stand alone value.

Such deliverables and consideration must be accounted for under a single unit of accounting along with other arrangement deliverables and consideration that do not have stand-alone value and are recognized as revenue over the estimated period of when the performance obligations are to be performed. The revenue is recognized on a proportional performance basis when the levels of the performance obligations under an arrangement can be reasonably estimated and on a straight-line basis when they cannot.

The non-refundable, up-front or license maintenance payments associated with the Company’s collaboration agreements do not have stand-alone value to the collaborator and accordingly, are recognized only when standard basic criteria for revenue recognition are met, e.g. the Company has a contractual right to receive such payment, the contract price is fixed and determinable, the collection of the resulting receivable is reasonably assured and the Company has no further performance obligations under the agreement.

The Company’s collaboration agreements entitle it to additional payments upon the achievement of performance-based milestones related to product development, regulatory actions and commercial events in certain geographic areas. Milestones that are not deemed probable or that are tied to counter-party performance are not included in the Company’s revenue until the performance conditions are met. If a collaborative agreement milestone is deemed to be substantive, as defined in the accounting rules, the Company is permitted to recognize revenue related to the milestone payment in its entirety.

In the event milestones are deemed non-substantive, the Company recognizes, and defers if applicable, payments for the achievement of such non-substantive milestones over the estimated period of performance applicable to each collaborative agreement using the proportional performance method or on a straight-line basis, as appropriate.

Collaborative agreement amounts received prior to satisfying revenue recognition criteria are recorded as deferred revenue in the accompanying balance sheets. Deferred revenue is recorded on our balance sheet as short-term or long-term based on our best estimate as to when such revenue will be recognized. Short-term deferred revenue consists of amounts that we expect to recognize as revenue in the next 12 months. Amounts that we expect will not be recognized prior to the next 12 months are classified as long-term deferred revenue.

The estimate of deferred revenue also reflects management’s estimate of the periods of the Company’s involvement, or performance obligations, in our collaborations. The Company’s performance obligations under these collaborations consist of participation on steering committees and the performance of other research and development and business development services. The timing for satisfying these performance obligations can be difficult to estimate and can be subject to change over the course of these agreements. A change in the estimated timing for satisfying the Company’s performance obligations could change the timing and amount of revenue that we recognize and record in future periods. The estimated period of the Company’s performance obligations under its active collaboration agreements are currently assessed to conclude August, 2015 under the Pfizer collaboration and August, 2017 under our collaboration with ISU Abxis (see Note 7, Collaborations). As of December 31, 2014, the Company had short-term and long-term deferred revenue of $1,750,000 and $729,167, respectively, related to collaborations. As of December 31, 2013, the Company had short-term and long-term deferred revenue of $1,187,500 and $1,604,167, respectively, related to collaborations.

Income Taxes

Income taxes are computed using the liability method. Deferred tax assets and liabilities are determined based on the differences between the financial reporting and tax basis of assets and liabilities and are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse.

It is the Company’s policy to include penalties and interest expense related to income taxes as a component of other expense and interest expense, respectively, as necessary.

The Company follows the authoritative guidance on accounting for uncertainty in income taxes. This guidance prescribes a more-likely-than-not threshold for financial statement recognition and measurement of a tax position taken in the Company’s income tax returns. This interpretation also provides guidance on accounting for interest and penalties and associated with tax positions, accounting for income taxes in interim periods and income tax disclosures. The Company’s policy is to recognize interest and penalties related to tax matters in the income tax provision in the Statements of Operations.

As of December 31, 2014 and 2013, the Company had no uncertain tax positions which affected its financial position and its results of operations or its cash flow, and will continue to evaluate for uncertain positions in the future. The open tax years for the Company are December 31, 2011 through December 31, 2014 and are subject to examination by the IRS and other various taxing authorities, generally for three years after tax returns were filed.

Stock-Based Compensation

The Company measures the cost of employee and director services received in exchange for an award of equity instruments based on the fair value-based measurement of the award on the date of grant and recognizes the related expense over the period during which the employee or director is required to provide service in exchange for the award on a straight-line basis.

The Company uses the Black-Scholes option-pricing valuation model to estimate the grant-date fair value-based measurement of stock-based awards. The determination of fair value-based measurements for stock-based awards on the date of grant using an option-pricing model requires management to make certain assumptions regarding a number of variables. The Company records stock-based compensation as compensation expense, net of the estimated impact of forfeited awards. The Company applies a forfeiture rate to stock-based compensation expense using historical data to estimate pre-vesting option forfeitures. The Company estimates forfeitures at the time of grant, and revises those estimates in subsequent periods if actual forfeitures differ materially from those original estimates. As such, the Company recognizes stock-based compensation expense only for those stock-based awards that are expected to vest, over their requisite service period, based on the vesting provisions of the individual grants.

For nonemployee stock-based awards, the measurement date on which the fair value-based measurement of the stock-based award is calculated is equal to the earlier of (i) the date at which a commitment for performance by the counterparty to earn the equity instrument is reached or (ii) the date at which the counterparty’s performance is complete. The Company recognizes stock-based compensation expense for the fair value-based measurement of the nonemployee awards using the Black Scholes option-pricing valuation model and the awards are typically subject to periodic re-measurement over the period that services are rendered.

Deferred Rent

The Company’s facilities lease agreement provides for an escalation of rent payments each year. The Company records rent expense on a straight-line basis over the term of the lease. The difference between the amount of expense recognized and the amount of rent paid is recorded as deferred rent in the accompanying balance sheets.

New Accounting Pronouncement

In May 2014, the FASB issued ASU No. 2014-09, Revenue from Contracts with Customers. This update states a core principle in that an entity should recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services.

To achieve the core principle, an entity should apply the following steps: 1) identify the contract(s) with the customer; 2) identify the performance obligations in the contract; 3) determine the transaction price; 4) allocate the transaction price to the performance obligation in the contract; and 5) recognize revenue when (or as) the entity satisfies a performance obligation. The amendments in the update are effective for annual reporting periods beginning after December 15, 2017, including interim periods within that reporting period. Early application is not permitted. The Company is currently assessing the impact of this standard.

In August 2014, the FASB issued ASU 2014-15, Disclosure of Uncertainties about an Entity’s Ability to Continue as a Going Concern. ASU 2014-15 requires management to evaluate relevant conditions, events and certain management plans that are known or reasonably knowable that, when considered in the aggregate, raise substantial doubt about the entity’s ability to continue as a going concern within one year after the date that the financial statements are issued, for both annual and interim periods. ASU 2014-15 also requires certain disclosures around management’s plans and evaluation, as well as the plans, if any, that are intended to mitigate those conditions or events that will alleviate the substantial doubt. ASU 2014-15 is effective for fiscal years ending after December 15, 2016. Catalyst is currently evaluating the impact that the adoption of ASU 2014-15 will have on its financial statements and related disclosures.

Reclasssification

Certain reclassifications have been made to the 2013 financial statements to conform to the 2014 presentation.